FRANKLIN TEMPLETON GROUP
                           777 Mariners Island Blvd.
                                  PO Box 7777
                            San Mateo, CA 94403-7777


November 5, 1997


Filed Via EDGAR (CIK #0000773478)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

         Re:      FRANKLIN CALIFORNIA TAX-FREE TRUST
                  File Nos. 2-99112 and 811-4356

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No.15 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on October 30, 1997.

Sincerely,

FRANKLIN CALIFORNIA TAX-FREE TRUST



/s/ Larry L. Greene
Senior Corporate Counsel

LLG:jg

cc:  Mark Plafker, Esq.